Note 8 - Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	December 31,
	2016	2017
Interest on long-term debt	2,660,766	2,839,121
Administrative expenses	206,840	204,472
Other operating costs	—	563,333
Vessel operating and voyage expenses	2,431,873	2,273,553

Total	5,299,479	5,880,479